Risk and uncertainty	12 Months Ended
Dec. 31, 2023
Risk and uncertainty
Risk and uncertainty

Note 22 : Risk and uncertainty

(i) Property title in the PRC

The Group, through its subsidiary, Far East has been earning annual rental income on a property in Beijing, China, which was expected to amount to US$38,000 annually as per the latest agreement The Group has made payment for such property, but has not successfully obtained Certificate of Real Estate Ownership, and thus title, of such property from the PRC authority. The property’s book value as at December 31, 2023 was approximately US$80,000. Far East has made an effort to request the developer of the property to assist with obtaining the title, but those efforts have failed. Far East is still investigating various ways to obtain the title but has not formulated a specific plan as of the date of this Annual Report.

In connection with the above, if the property is to be disposed, it is likely that Far East’s title to the property will be challenged, and in such case the Group will need to incur additional costs and expenses to confirm and defend its title to the property and the rental income it has collected. There is no assurance that Far East will succeed in its efforts to obtain the title to the property and the rental income it has collected. Far East’s failure in this regard could have material adverse effect on the Group’s financial position, results of operations, and cash flow.

(ii) Non-controlling interest Put Option

The Group granted the non-controlling interest of Yixing Pact Environmental Technology Co., Ltd. and Pact Asia Pacific Limited a put option, which is effective from 2009, requiring the Group to acquire part or all remaining shares of these two companies at a purchase price per share calculated by 5.2 times of their average net income for the three prior fiscal years divided by total number of shares outstanding at the time of exercise of such option. Such put option did not have an expiry date.  The management of the Group has engaged a third-party expert to assess the fair value of the put option and determined it to be nil. While the fair value assessment of the put option involves significant judgment and estimation, management's reliance on external third party expertise for the fair value assessment may mitigate certain levels of inherent uncertainties and potential for subjectivity.